Property, plant and equipment, net	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about property, plant and equipment [abstract]
Property, plant and equipment, net
13.
Property, plant and equipment, net

	2023
	Land	Buildings	Machinery and equipment	Tools	Others	Construction in progress and equipment to be inspected	Total
	NT$000	NT$000	NT$000	NT$000	NT$000	NT$000	NT$000
January 1
Cost	452,738	13,379,852	59,197,255	5,716,357	2,615,959	504,200	81,866,361
Accumulated depreciation and impairment	—	(7,994,344)	(46,438,887)	(4,919,660)	(2,067,265)	—	(61,420,156)
	452,738	5,385,508	12,758,368	796,697	548,694	504,200	20,446,205
January 1	452,738	5,385,508	12,758,368	796,697	548,694	504,200	20,446,205
Additions	—	1,303	5,579	291	1,376	3,219,922	3,228,471
Disposals	—	—	(16,574)	(11,038)	—	—	(27,612)
Reclassifications	2,000	469,597	1,787,140	586,090	226,610	(3,071,437)	—
Depreciation expenses	—	(557,187)	(3,043,504)	(635,227)	(262,388)	—	(4,498,306)
Impairment losses	—	—	(9,236)	—	—	—	(9,236)
Exchange adjustment	—	—	—	—	(19)	—	(19)
December 31	454,738	5,299,221	11,481,773	736,813	514,273	652,685	19,139,503
December 31
Cost	454,738	13,850,418	60,650,428	5,959,251	2,774,055	652,685	84,341,575
Accumulated depreciation and impairment	—	(8,551,197)	(49,168,655)	(5,222,438)	(2,259,782)	—	(65,202,072)
	454,738	5,299,221	11,481,773	736,813	514,273	652,685	19,139,503

	2024
	Land	Buildings	Machinery and equipment	Tools	Others	Construction in progress and equipment to be inspected	Total
	NT$000	NT$000	NT$000	NT$000	NT$000	NT$000	NT$000
January 1
Cost	454,738	13,850,418	60,650,428	5,959,251	2,774,055	652,685	84,341,575
Accumulated depreciation and impairment	—	(8,551,197)	(49,168,655)	(5,222,438)	(2,259,782)	—	(65,202,072)
	454,738	5,299,221	11,481,773	736,813	514,273	652,685	19,139,503
January 1	454,738	5,299,221	11,481,773	736,813	514,273	652,685	19,139,503
Additions	—	5,619	8,260	665	—	5,436,887	5,451,431
Disposals	—	—	(495)	(21,744)	(501)	—	(22,740)
Reclassifications	—	1,241,424	3,016,325	859,198	220,864	(5,337,811)	—
Depreciation expenses	—	(605,548)	(3,050,253)	(642,589)	(254,502)	—	(4,552,892)
Impairment losses	—	—	(18,618)	—	—	—	(18,618)
Exchange adjustment	—	—	24	—	52	—	76
December 31	454,738	5,940,716	11,437,016	932,343	480,186	751,761	19,996,760
December 31
Cost	454,738	15,075,654	62,448,765	6,488,339	2,927,335	751,761	88,146,592
Accumulated depreciation and impairment	—	(9,134,938)	(51,011,749)	(5,555,996)	(2,447,149)	—	(68,149,832)
	454,738	5,940,716	11,437,016	932,343	480,186	751,761	19,996,760

	2025
	Land	Buildings	Machinery and equipment	Tools	Others	Construction in progress and equipment to be inspected	Total
	NT$000	NT$000	NT$000	NT$000	NT$000	NT$000	NT$000
January 1
Cost	454,738	15,075,654	62,448,765	6,488,339	2,927,335	751,761	88,146,592
Accumulated depreciation and impairment	—	(9,134,938)	(51,011,749)	(5,555,996)	(2,447,149)	—	(68,149,832)
	454,738	5,940,716	11,437,016	932,343	480,186	751,761	19,996,760
January 1	454,738	5,940,716	11,437,016	932,343	480,186	751,761	19,996,760
Additions	—	2,208	9,293	338	—	3,654,248	3,666,087
Disposals	—	—	(19,117)	(14,329)	—	—	(33,446)
Reclassifications	—	685,896	2,634,679	580,700	257,504	(4,249,024)	(90,245)
Depreciation expenses	—	(670,363)	(3,207,913)	(722,586)	(246,310)	—	(4,847,172)
Impairment losses	—	—	(764)	—	—	—	(764)
Exchange adjustment	—	—	(14)	—	(14)	—	(28)
December 31	454,738	5,958,457	10,853,180	776,466	491,366	156,985	18,691,192
December 31
Cost	454,738	15,696,826	63,802,950	6,683,041	3,081,622	156,985	89,876,162
Accumulated depreciation and impairment	—	(9,738,369)	(52,949,770)	(5,906,575)	(2,590,256)	—	(71,184,970)
	454,738	5,958,457	10,853,180	776,466	491,366	156,985	18,691,192

a)
Amount of borrowing costs capitalized as part of property, plant and equipment and the range of the interest rates for such capitalization are as follows:

	Year ended December 31,
	2023	2024	2025
	NT$000	NT$000	NT$000
Amount of interest capitalized	7,692	12,542	10,331
Range of the interest rates for capitalization	1.4588%	1.6380%	1.9320%

b)
Information about the property, plant and equipment that were pledged to others as collaterals is provided in Note 36.